                    SUPPLEMENT DATED JANUARY 11, 2000 TO THE

           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 1999
             VAN KAMPEN SERIES FUND, INC. ON BEHALF OF ITS SERIES:
                         VAN KAMPEN AMERICAN VALUE FUND
                          VAN KAMPEN ASIAN GROWTH FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                     VAN KAMPEN EMERGING MARKETS DEBT FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                        VAN KAMPEN EUROPEAN EQUITY FUND
                          VAN KAMPEN FOCUS EQUITY FUND
                         VAN KAMPEN GLOBAL EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                      VAN KAMPEN GLOBAL FIXED INCOME FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GROWTH AND INCOME FUND II
                   VAN KAMPEN HIGH YIELD & TOTAL RETURN FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND
                        VAN KAMPEN JAPANESE EQUITY FUND
                         VAN KAMPEN LATIN AMERICAN FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                             VAN KAMPEN VALUE FUND
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND

    The section of the Statement of Additional Information entitled DIRECTORS AND OFFICERS is hereby supplemented by deleting Richard M. DeMartini's and Don G.

Powell's biographies and adding Mitchell M. Merin's and Richard F. Powers, III's biographies, as set forth below, effective December 15, 1999.

                                               Principal Occupations or
          Name, Address and Age               Employment in Past 5 Years
          ---------------------               --------------------------
Mitchell M. Merin*........................  President and Chief Operating
Two World Trade Center                      Officer of Asset Management of
66th Floor                                  Morgan Stanley Dean Witter
New York, NY 10048                          since December 1998. President
Date of Birth: 08/13/53                     and Director since April 1997
                                            and Chief Executive Officer
                                            since June 1998 of Morgan
                                            Stanley Dean Witter Advisors
                                            Inc. and Morgan Stanley Dean
                                            Witter Services Company Inc.
                                            Chairman, Chief Executive
                                            Officer and Director of Morgan
                                            Stanley Dean Witter
                                            Distributors Inc. since June
                                            1998. Chairman and Chief
                                            Executive Officer since June
                                            1998, and Director since
                                            January 1998, of Morgan Stanley
                                            Dean Witter Trust FSB. Director
                                            of various Morgan Stanley Dean
                                            Witter subsidiaries. President
                                            of the Morgan Stanley Dean
                                            Witter Funds and Discover
                                            Brokerage Index Series since
                                            May 1999. Trustee/Director of
                                            each of the funds in the Fund
                                            Complex, and Vice President of
                                            other investment companies
                                            advised by the Advisers and
                                            their affiliates. Previously
                                            Chief Strategic Officer of
                                            Morgan Stanley Dean Witter
                                            Advisors Inc. and Morgan
                                            Stanley Dean Witter Services
                                            Company Inc. and Executive Vice
                                            President of Morgan Stanley
                                            Dean Witter Distributors Inc.
                                            April 1997-June 1998, Vice
                                            President of the Morgan Stanley
                                            Dean Witter Funds and Discover
                                            Brokerage Index Series May
                                            1997-April 1999, and Executive
                                            Vice President of Dean Witter,
                                            Discover & Co.

                                               Principal Occupations or
          Name, Address and Age               Employment in Past 5 Years
          ---------------------               --------------------------
Richard F. Powers, III*...................  Chairman, President and Chief
1 Parkview Plaza                            Executive Officer of Van Kampen
P.O. Box 5555                               Investments. Chairman, Director
Oakbrook Terrace, IL 60181-5555             and Chief Executive Officer of
Date of Birth: 02/02/46                     the Advisers, the Distributor,
                                            Van Kampen Advisors Inc. and
                                            Van Kampen Management Inc.
                                            Director and officer of certain
                                            other subsidiaries of Van
                                            Kampen Investments.
                                            Trustee/Director and President
                                            of each of the funds in the
                                            Fund Complex. Trustee,
                                            President and Chairman of the
                                            Board of other investment
                                            companies advised by the
                                            Advisers and their affiliates,
                                            and Chief Executive Officer of
                                            Van Kampen Exchange Fund. Prior
                                            to May 1998, Executive Vice
                                            President and Director of
                                            Marketing at Morgan Stanley
                                            Dean Witter and Director of
                                            Dean Witter Discover & Co. and
                                            Dean Witter Realty. Prior to
                                            1996, Director of Dean Witter
                                            Reynolds Inc.

    The footnote immediately following the biographies of the directors is hereby deleted and replaced in its entirety by the following:

    * Such director is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of each of the Funds in the Fund Complex by reason of his firm currently acting as legal counsel to each of the Funds in the Fund Complex. Messrs. Merin and Powers are interested persons of each of the Funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley Dean Witter or its affiliates.